Employee Benefit Liabilities, Net (Details) - Schedule of changes in fair value of plan assets - Plan assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Liabilities, Net (Details) - Schedule of changes in fair value of plan assets [Line Items]
Balance at January 1,	$ 4,200	$ 3,789
Expected return	62	61
Contributions by employer	189	187
Benefits paid	(780)	(102)
Demographic assumptions	0	0
Financial assumptions	0	0
Past Experience	362	(29)
Currency exchange	121	294
Balance at December 31,	$ 4,154	$ 4,200